Long-term investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Long-term investments
Balance as of beginning of the year	¥ 35,000	¥ 122,572
Disposal of investments	(35,000)	(972)
Impairment loss of investments	¥ 0	(86,600)	¥ 0
Balance as of end of the year		¥ 35,000	¥ 122,572